Long-term debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term debt	Long-term debt

	Note	December 31, 2024	December 31, 2023
Credit Facility	14(a)	$395,844	$317,488
Convertible debentures	14(b)	129,106	129,750
Equipment financing	14(c)	253,639	220,466
Mortgage	14(e)	27,600	28,429
Unamortized deferred financing costs	14(f)	(2,596)	(3,514)
		$803,593	$692,619
Less: current portion of long-term debt		(84,194)	(81,306)
		$719,399	$611,313
The aggregate maturities of long-term debt for each of the five years subsequent to December 31, 2024, are: $84.2 million in 2025, $117.3 million in 2026, $456.2 million in 2027, $101.9 million in 2028 and $46.6 million in 2029 and thereafter.
a) Credit Facility
On October 24, 2024, the Company entered into an Amended and Restated Credit Agreement (the "Credit Facility") with a banking syndicate. The amended agreement matures on October 3, 2027, with an option to extend on an annual basis, subject to certain conditions. The agreement is comprised solely of a revolving facility that includes a Canadian dollar tranche of $300.0 million (up from $280.0 million) and an Australian dollar tranche of $250.0 million AUD (up from $220.0 million AUD), totaling $522.6 million of lending capacity using the exchange rate in effect as at December 31, 2024. The Credit Facility permits finance lease obligations to a limit of $400.0 million (up from $350.0 million) and certain other borrowings outstanding to a limit of $20.0 million. The permitted amount of $400.0 million for finance lease obligations includes guarantees provided by the Company to certain joint ventures. During the year ended December 31, 2024, financing costs of $1.0 million were incurred in connection with the amended Credit Facility and are recorded in other assets on the Consolidated Balance Sheets.
As at December 31, 2024, there was $34.0 million (December 31, 2023 - $31.3 million) in issued letters of credit under the Credit Facility and the unused borrowing availability was $92.7 million (December 31, 2023 - $129.3 million).
As at December 31, 2024, there was an additional $86.7 million in borrowing availability under finance lease obligations (December 31, 2023 - $60.1 million). Borrowing availability under finance lease obligations considers the current and long-term portion of finance lease obligations and financing obligations, including the finance lease obligations for the joint ventures that the Company guarantees.
The Credit Facility has two financial covenants that must be tested quarterly on a trailing four-quarter basis. As at December 31, 2024, the Company was in compliance with its financial covenants.
•The first covenant is the Total Debt to Bank EBITDA Ratio.
◦"Total Debt" is defined as the sum of the outstanding principal balance (current and long-term portions) of: (i) finance leases; (ii) borrowings under the Company's credit facilities (including outstanding Letters of Credit); (iii) mortgage; (iv) promissory notes; (v) financing obligations; (vi) vendor financing, excluding convertible debentures; and (vii) guarantees provided for joint ventures.
◦"Bank EBITDA" is defined as earnings before interest, taxes, depreciation and amortization, excluding the effects of unrealized foreign exchange gain or loss, realized and unrealized gain or loss on derivative financial instruments, cash and non-cash stock-based compensation expense, gain or loss on disposal of property, plant and equipment, acquisition costs, and certain other non-cash items included in the calculation of net income.
◦The Total Debt to Bank EBITDA Ratio must be less than or equal to 3.5:1.
•The second covenant is the Interest Coverage Ratio which is calculated by dividing Bank EBITDA by Interest Expense.
◦"Interest Expense" is defined as the aggregate amount of interest and other financing charges paid or payable by the Canadian Borrower, on account of such period with respect to Debt, including interest, amortization of discount and financing fees, commissions, discounts, the interest or time value of money component of costs related to factoring or securitizing receivables or monetizing inventory and other fees and charges payable with respect to letters of credit, letters of guarantee and bankers’ acceptance financing, standby fees, the interest component of Capital Leases, all as determined in accordance with GAAP.
◦The Interest Coverage Ratio must be greater than 3.0:1.
The Credit Facility bears interest at Canadian prime rate, U.S. Dollar Base Rate, Australian Bank Bill Swap Reference Rate ("BBSY"), Canadian bankers’ acceptance rate or the Secured Overnight Financing Rate ("SOFR") (all such terms as used or defined in the Credit Facility), plus applicable margins. The Company is also subject to non-refundable standby fees, 0.40% to 0.70% depending on the Company's Total Debt to Bank EBITDA Ratio. The Credit Facility is secured by a lien on all of the Company's existing and after-acquired property.
The Company acts as a guarantor for drawn amounts under revolving equipment lease credit facilities which have a combined capacity of $115.0 million for Mikisew North American Limited Partnership ("MNALP"), an affiliate of the Company. This equipment lease credit facility will allow MNALP to avail the credit through a lease agreement and/or equipment finance contract with appropriate supporting documents. As at December 31, 2024, the Company has provided guarantees on this facility of $61.7 million. At this time, there have been no instances or indication that payments will not be made by MNALP. Therefore, no liability has been recorded related to this guarantee.
b) Convertible debentures

	December 31, 2024	December 31, 2023
5.50% convertible debentures	$74,106	$74,750
5.00% convertible debentures	55,000	55,000
	$129,106	$129,750
The terms of the convertible debentures are summarized as follows:

	Date of issuance	Maturity	Conversion price	Debt issuance costs
5.50% convertible debentures	June 1, 2021	June 30, 2028	$24.23	$3,531
5.00% convertible debentures	March 20, 2019	March 31, 2026	$25.29	$2,691
Interest on the 5.50% convertible debentures is payable semi-annually in arrears on June 30 and December 31 of each year. Interest on the 5.00% convertible debentures is payable semi-annually on March 31 and September 30 of each year.
The conversion price is adjusted upon certain events, including: the subdivision or consolidation of the outstanding common shares, issuance of certain options, rights or warrants, distribution of cash dividends in an amount greater than $0.192 for the 5.50% convertible debentures or $0.12 per common share for the 5.00% convertible debentures, and other reorganizations such as amalgamations or mergers.
The 5.50% convertible debentures are redeemable on and after to June 30, 2024, and prior to June 30, 2026 at the option of the Company at the redemption price equal to the principal amount of the debentures plus accrued and unpaid interest thereon up to but excluding the date set for redemption provided, among other things, the current market price is at least 125% of the conversion price on the date on which notice of the redemption is given. On or after June 30, 2026, the debentures may be redeemed at the option of the Company at the redemption price equal to the principal amount of the debentures plus accrued and unpaid interest. During the year ended December 31, 2024, a principal amount of $644 was converted into 26,576 common shares.
Both the 5.00% convertible debentures and the 5.50% convertible debentures are redeemable under certain conditions after a change in control has occurred. If a change in control occurs, the Company is required to offer to purchase all of the convertible debentures at a price equal to 101% of the principal amount plus accrued and unpaid interest to the date of purchase. The 5.00% convertible debentures are otherwise not redeemable by the Company.
Subsequent to December 31, 2024, on January 29, 2025, the Company issued a notice of redemption to the holders of 5.50% convertible debentures at a redemption price equal to their principal amount, plus accrued and unpaid interest thereon up to, but excluding, the redemption date of February 28, 2025. Holders had the option to convert debentures into common shares of the Company prior to the redemption date at a price of $24.23 per share until the redemption date. Any unconverted debentures were redeemed for $1,008.86 per $1,000 principal, including accrued interest. Between January 29, 2025 and February 28, 2025, holders elected to convert $72,749 of the outstanding principal amount into 3,002,231 common shares. The Company paid the remaining balance of $1,357 in cash and delisted the debentures from the Toronto Stock Exchange. The Company also derecognized unamortized deferred financing costs of $1,912 related to these debentures.
c) Equipment financing

	Note	December 31, 2024	December 31, 2023
Finance lease obligations	9	$54,558	$52,851
Financing obligations	14(d)	197,018	162,266
Promissory notes		2,063	5,349
Equipment financing		$253,639	$220,466

Year ended,	December 31, 2024			December 31, 2023
	Additions	Payments	Change in foreign exchange rates	Additions	Payments	Change in foreign exchange rates
Finance lease obligations	$30,377	$(28,860)	$190	$58,675	$(48,601)	$973
Financing obligations	114,930	(77,363)	(2,815)	233,668	(110,306)	6,015
Promissory notes	—	(3,286)	—	—	(5,889)	—
	$145,307	$(109,509)	$(2,625)	$292,343	$(164,796)	$6,988
During the year ended December 31, 2023, the Company assumed $30,516 of finance lease obligations upon the MacKellar acquisition (note 22(a)). Subsequent to the acquisition, the Company paid out $18,509 of the acquired financing lease obligations.
d) Financing obligations
During the year ended December 31, 2024, the Company recorded new financing obligations of $114,930. The financing contracts expire between August 2026 and September 2029. The Company is required to make monthly payments over the life of the contract with annual interest rates between 5.56% and 7.92%
During the year ended December 31, 2023, the Company recorded new financing obligations of $233,668. Of the new financing obligations, $173,430 was assumed upon the MacKellar acquisition (note 22(a)) and $73,657 was extinguished subsequent to the acquisition. The remaining financing contracts assumed upon acquisition expire between March 2024 and October 2028 with annual interest rates between 1.99% and 8.11%. Other new financing contracts expire in September 2026. The Company is required to make monthly payments over the life of the contracts with annual interest rates between 6.72% and 7.17%. The financing obligations are secured by the corresponding property, plant and equipment.
e) Mortgage
The mortgage has a maturity date of November 1, 2046, and bears variable interest at a floating base rate of 5.60% minus a variance of 2.20%, equal to 3.40%. The mortgage is secured by the corresponding land and building in Acheson, Alberta.
f) Deferred financing costs

	December 31, 2024	December 31, 2023
Cost	$6,336	$6,336
Accumulated amortization	3,740	2,822
	$2,596	$3,514